ACQUISITION OF DECAHEDRON, LTD. (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Intangible assets	$ 50,000	$ 50,000
Useful Life (Years)	5 years	5 years
Licenses [Member]
Intangible assets	$ 50,000	$ 50,000 [1]

[1]	(a) U.K Pharmaceutical Wholesale Distribution License